Financial Instruments Risk - Gross Contractual Obligations (Details) - Liquidity risk $ in Thousands	Mar. 31, 2024 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 212,695
≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	121,819
Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	26,078
Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	13,698
> 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	51,100
Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	58,563
Accounts payable and accrued liabilities | ≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	58,563
Accounts payable and accrued liabilities | Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Accounts payable and accrued liabilities | Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Accounts payable and accrued liabilities | > 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	93,656
Lease liabilities | ≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,678
Lease liabilities | Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,180
Lease liabilities | Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	13,698
Lease liabilities | > 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	51,100
Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	57,259
Loans and borrowings | ≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	52,361
Loans and borrowings | Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,898
Loans and borrowings | Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Loans and borrowings | > 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Capital commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,217
Capital commitments | ≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,217
Capital commitments | Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Capital commitments | Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Capital commitments | > 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 0